Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0001974640
Registrant Name	Apogee Therapeutics, Inc.
Registration File Number	333-281503
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES